Property, Plant and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 23, 2013	Feb. 25, 2012	Feb. 26, 2011
Property Plant And Equipment [Abstract]
Depreciation expense	$ 333	$ 321	$ 320
Amortization expense related to capitalized lease assets	$ 23	$ 26	$ 26